Offerings - Offering: 1	Apr. 22, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650.00
Offering Note	This registration table shall be deemed to update the "Calculation of Registration Fee" in the Registration Statement of AGNC Investment Corp. (the "Registrant") on Form S-3ASR (File No. 333-279249) filed on May 9, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.